SCHEDULE OF SEGMENT REVENUE (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Sales to external customers	$ 217,232	¥ 1,585,640	$ 192,378	¥ 1,365,865	¥ 724,073
Cost of revenue	(185,841)	(1,356,511)	(164,150)	(1,165,446)	(596,928)
Gross profit	31,391	229,129	28,228	200,419	127,145
Gross profit	31,391	229,129	$ 28,228	200,419	127,145
Continuing Operations [Member]
Sales to external customers	217,232	1,585,640		1,365,865	724,073
Cost of revenue	(185,841)	(1,356,511)		(1,165,446)	(596,928)
Gross profit	$ 31,391	¥ 229,129		¥ 200,419	¥ 127,145
Gross profit %	14.50%	14.50%	14.70%	14.70%	17.60%
Gross profit	$ 31,391	¥ 229,129		¥ 200,419	¥ 127,145
Continuing Operations [Member] | Vocational Education [Member]
Sales to external customers		50,029		146,372	65,709
Cost of revenue		(25,856)		(103,708)	(32,524)
Gross profit		¥ 24,173		¥ 42,664	¥ 33,185
Gross profit %	48.30%	48.30%	29.10%	29.10%	50.50%
Gross profit		¥ 24,173		¥ 42,664	¥ 33,185
Continuing Operations [Member] | HR Recruitment [Member]
Sales to external customers		24,237		61,665	104,896
Cost of revenue		(10,781)		(11,385)	(51,408)
Gross profit		¥ 13,456		¥ 50,280	¥ 53,488
Gross profit %	55.50%	55.50%	81.50%	81.50%	51.00%
Gross profit		¥ 13,456		¥ 50,280	¥ 53,488
Continuing Operations [Member] | Employee Management [Member]
Sales to external customers		1,382,580		1,029,360	525,101
Cost of revenue		(1,220,725)		(946,543)	(497,808)
Gross profit		¥ 161,855		¥ 82,817	¥ 27,293
Gross profit %	11.70%	11.70%	8.00%	8.00%	5.20%
Gross profit		¥ 161,855		¥ 82,817	¥ 27,293
Continuing Operations [Member] | Market Service [Member]
Sales to external customers		128,794		128,468	28,367
Cost of revenue		(99,149)		(103,810)	(15,188)
Gross profit		¥ 29,645		¥ 24,658	¥ 13,179
Gross profit %	23.00%	23.00%	19.20%	19.20%	46.50%
Gross profit		¥ 29,645		¥ 24,658	¥ 13,179
Discontinued Operations [Member]
Sales to external customers				52,182	47,221
Cost of revenue				(26,364)	(23,170)
Gross profit				¥ 25,818	¥ 24,051
Gross profit %			49.50%	49.50%	50.90%
Gross profit				¥ 25,818	¥ 24,051
Discontinued Operations [Member] | Vocational Education [Member]
Sales to external customers				32,659	2,954
Cost of revenue				(20,758)	(1,844)
Gross profit				¥ 11,901	¥ 1,110
Gross profit %			36.40%	36.40%	37.60%
Gross profit				¥ 11,901	¥ 1,110
Discontinued Operations [Member] | HR Recruitment [Member]
Sales to external customers				13,814	6,095
Cost of revenue				(752)	(77)
Gross profit				¥ 13,062	¥ 6,018
Gross profit %			94.60%	94.60%	98.70%
Gross profit				¥ 13,062	¥ 6,018
Discontinued Operations [Member] | Employee Management [Member]
Sales to external customers				4,477	38,172
Cost of revenue				(4,854)	(21,249)
Gross profit				¥ (377)	¥ 16,923
Gross profit %			(8.40%)	(8.40%)	44.30%
Gross profit				¥ (377)	¥ 16,923
Discontinued Operations [Member] | Market Service [Member]
Sales to external customers				1,232
Cost of revenue
Gross profit				¥ 1,232
Gross profit %			100.00%	100.00%
Gross profit				¥ 1,232